Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Commitments and Contingencies

14.	COMMITMENTS AND CONTINGENCIES

(a)	Lease Commitments

The Group has the following commitments as of December 31, 2018:

	Less than 1 Year	Between 1 and 5 years	Later than 5 years	Total
Anchorage office lease [1]	US$ 186	US$ 579	US$ –	US$ 765
Pebble Project site leases [2]	176	–	–	176
Total	US$ 362	US$ 579	US$ –	US$ 941
Total in Canadian dollars [3]	$494	$790	$–	$1,284

Notes:

1.	Lease expires November 30, 2022.

2.	The Group leases two hangars at site and a yard lease for core storage. The core yard lease and one hanger lease expire June 30 and July 1, 2019, respectively and the other hanger lease expires May 1, 2019.

3.	Converted at the Wall Street Journal closing rate of $1.3641 per US$1 on December 31, 2018.

(b)	Right-of-Way Annual Payment Commitment

In November 2018, with the finalization of a Right-of-Way Agreement (the “ROW”) with the Alaska Peninsula Corporation (“APC”), which secures the right to use defined portions of APC lands for the construction and operation of transportation infrastructure to access the Pebble Project site, the Group has a commitment for the annual payment due in 2019.

(c)	Legal Proceedings

On February 14, 2017, short seller investment firm Kerrisdale Capital Management LLC published a negative piece (the “Kerrisdale Report”) regarding the Pebble Project. Three putative shareholder class actions were filed against the Company and certain of its current officers and directors in US federal courts, specifically the Central District of California (Los Angeles) and the Southern District of New York (New York City). The cases are captioned: Diaz v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01241 (C.D. Cal.), Kirwin v. Northern Dynasty Minerals Ltd. et al, Case No. 17-cv-01238 (S.D.N.Y.) and Schubert v. Northern Dynasty Minerals, Ltd., et al., Case No. 1:17-CV-02437 (S.D.N.Y.). The complaints relied on the claims made in the Kerrisdale Report and alleged damages to a class of investors who purchased shares of the Company prior to the publication of the Kerrisdale Report and allege liability for losses pursuant to Section 10(b) of the Exchange Act of 1934 and SEC Rule 10b-5 thereunder, as well as control person liability against the individual defendants pursuant to Section 20(a) of the Exchange Act.

The plaintiffs in both the Kirwin and Schubert actions voluntarily dismissed their claims without prejudice. The plaintiffs in the Diaz action continued to litigate and filed an amended complaint. The Company filed a motion to dismiss the amended complaint in the Diaz action, which the plaintiffs opposed. On April 3, 2018, the United States District Court for the Central District of California dismissed the plaintiffs’ amended complaint in full, noting that its reliance on the sources in the Kerrisdale Report was an insufficient basis to allege securities fraud. The court allowed the plaintiffs an opportunity to amend their complaint, which they did in June 2018. The Company again moved to dismiss the new complaint, and briefing on the motion concluded in November 2018.

On February 22, 2019, the United States District Court for the Central District of California again dismissed all of the securities class action claims brought against the Company and certain of its officers and directors in the Diaz action, captioned Victor Diaz v. Northern Dynasty Minerals Ltd., et al., Case No. CV 17-1241 PSG (SSx), this time without leave to amend. The Court ruled in favor of the Company and its officers and directors on all claims and ordered the case closed. On March 21, 2019, the plaintiffs filed notice of an appeal of the United States District Court for the Central District of California dismissal order as set out in the Company’s news release dated February 22, 2019. Given the nature of the claims on appeal, it is not currently possible for us to predict the outcome nor practical to determine their possible financial effect until their ultimate resolution. The Company intends to continue defending itself vigorously in this matter.